Commitments and Contingencies - Operating Lease (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($) item	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Rent expense		$ 200,000	$ 50,000	$ 300,000	$ 100,000	$ 200,000	$ 52,000
Future minimum lease payments for the remainder of 2020		$ 100,000		$ 100,000
Termination period of existing lease agreement	5 days
Extended term of new lease agreement	5 years					5 years
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021						$ 210,000,000
2022	$ 889,000					215,000,000
2023	1,098,000					220,000,000
2024	1,131,000					226,000,000
2025	1,165,000					231,000,000
Thereafter	7,763,000					358,000,000
Total	$ 12,046,000					$ 1,460,000,000
Maximum
Number of extension terms | item	2
Tenant improvement allowance	$ 2,800,000